Supplemental Cash Flows Information (Tables)	12 Months Ended
Dec. 28, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Cash Paid During the Period For:
Interest	$620	$259	$42	$285	$278
Income taxes	$86	$131	$32	$327	$266